Description of Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Dividends paid to participants	$ 678,347	$ 734,602
Participant compensation matched, minimum service period, years of service	1 year
Participant compensation matched, minimum service period, hours of service | h	1,000
Pretax, minimum annual compensation to total compensation, percentage	1.00%
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Pretax, minimum annual compensation to total compensation for highly compensated employees, percentage	1.00%
Pretax, maximum annual compensation to total compensation for highly compensated employees, percentage	7.00%
Pretax, maximum annual compensation to total compensation utilizing safe harbor provisions, percentage	100.00%	100.00%
Automatic deferral rate, annual increase	1.00%
Matching percentage	7.00%
Forfeited nonvested account	$ 168,743	$ 257,159
Forfeitures used to offset employer contributions	299,671	$ 559,815
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Basis spread on variable rate	1.00%
Involuntary cash-out limit	$ 1,000
Pre-tax, Roth and rollover contributions
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Safe-harbor provisions not utilized, contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
Safe-harbor provisions utilized, contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Discretionary contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	2.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%